Share-Based Compensation - Schedule of Activity Related to Restricted Common Stock (Details) - Restricted Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity Related to Restricted Common Stock [Line Items]
Number of shares, Beginning balance	1,737,430	377,943	266,170
Weighted average grant-date fair value per share, Beginning balance	$ 2.07	$ 3.52	$ 2.58
Number of shares, Granted	495,000	1,581,191	532,420
Weighted average grant-date fair value per share, Granted	$ 3.28	$ 2.21	$ 3.99
Number of shares, Vested	(728,533)	(177,033)	(96,438)
Weighted average grant-date fair value per share, Vested	$ 1.74	$ 2.9	$ 3.05
Number of shares, Canceled and forfeited	(254,655)	(44,671)	(326,765)
Weighted average grant-date fair value per share, Canceled and forfeited	$ 3.44	$ 3.52	$ 3.6
Number of shares, Ending balance	1,249,242	1,737,430	377,943
Weighted average grant-date fair value per share, Ending balance	$ 2.44	$ 2.07	$ 3.52